Income tax ("IR") and social contribution ("CSL") (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Assets
Deferred income tax and social contribution	R$ 1,165,726	R$ 1,653,115
Liabilities
Deferred income tax and social contribution	R$ 1,005,493	R$ 510,523
Braskem S.A.
Offset for the purpose of presentation in the balance sheet (consolidated)
Headquarters	Brazil	Brazil
Assets
Deferred income tax and social contribution		R$ 42,459
Liabilities
Deferred income tax and social contribution	R$ 781,352
Braskem Argentina
Offset for the purpose of presentation in the balance sheet (consolidated)
Headquarters	Argentina	Argentina
Assets
Deferred income tax and social contribution	R$ 3,398	R$ 6,745
Braskem Alemanha
Offset for the purpose of presentation in the balance sheet (consolidated)
Headquarters	Germany	Germany
Assets
Deferred income tax and social contribution	R$ 19,353	R$ 36,932
Braskem Chile
Offset for the purpose of presentation in the balance sheet (consolidated)
Headquarters	Chile	Chile
Liabilities
Deferred income tax and social contribution	R$ 506	R$ 1,269
Braskem America
Offset for the purpose of presentation in the balance sheet (consolidated)
Headquarters	USA	USA
Liabilities
Deferred income tax and social contribution	R$ 223,635	R$ 305,289
Braskem Idesa
Offset for the purpose of presentation in the balance sheet (consolidated)
Headquarters	Mexico	Mexico
Assets
Deferred income tax and social contribution	R$ 1,036,257	R$ 1,463,502
Braskem México Serviços
Offset for the purpose of presentation in the balance sheet (consolidated)
Headquarters	Mexico	Mexico
Assets
Deferred income tax and social contribution	R$ 1,334	R$ 1,994
Cetrel
Offset for the purpose of presentation in the balance sheet (consolidated)
Headquarters	Brazil
Assets
Deferred income tax and social contribution	R$ 21,814
DAC
Offset for the purpose of presentation in the balance sheet (consolidated)
Headquarters	Brazil
Assets
Deferred income tax and social contribution	R$ 83,570
Braskem Petroquímica
Offset for the purpose of presentation in the balance sheet (consolidated)
Headquarters		Brazil
Liabilities
Deferred income tax and social contribution		R$ 80,270
Braskem Petroquímica and Braskem Qpar - business combination effects
Offset for the purpose of presentation in the balance sheet (consolidated)
Headquarters		Brazil
Assets
Deferred income tax and social contribution		R$ 101,483
Liabilities
Deferred income tax and social contribution		123,695
IR and CSL Tax calculation
Assets
Deferred income tax and social contribution	2,665,762	3,799,065
Liabilities
Deferred income tax and social contribution	2,505,529	2,656,473
IR and CSL Tax calculation | Braskem S.A.
Assets
Deferred income tax and social contribution	1,491,423	2,106,303
Liabilities
Deferred income tax and social contribution	2,272,775	2,063,844
IR and CSL Tax calculation | Braskem Argentina
Assets
Deferred income tax and social contribution	3,398	6,745
IR and CSL Tax calculation | Braskem Alemanha
Assets
Deferred income tax and social contribution	19,353	36,932
IR and CSL Tax calculation | Braskem Chile
Assets
Deferred income tax and social contribution	251	135
Liabilities
Deferred income tax and social contribution	757	1,404
IR and CSL Tax calculation | Braskem America
Liabilities
Deferred income tax and social contribution	223,635	305,289
IR and CSL Tax calculation | Braskem Idesa
Assets
Deferred income tax and social contribution	1,036,257	1,463,502
IR and CSL Tax calculation | Braskem México Serviços
Assets
Deferred income tax and social contribution	1,334	1,994
IR and CSL Tax calculation | Cetrel
Assets
Deferred income tax and social contribution	29,268
Liabilities
Deferred income tax and social contribution	7,454
IR and CSL Tax calculation | DAC
Assets
Deferred income tax and social contribution	84,478
Liabilities
Deferred income tax and social contribution	908
IR and CSL Tax calculation | Braskem Petroquímica
Assets
Deferred income tax and social contribution		81,971
Liabilities
Deferred income tax and social contribution		162,241
IR and CSL Tax calculation | Braskem Petroquímica and Braskem Qpar - business combination effects
Assets
Deferred income tax and social contribution		101,483
Liabilities
Deferred income tax and social contribution		123,695
IR and CSL Compensation
Assets
Deferred income tax and social contribution	(1,500,036)	(2,145,950)
Liabilities
Deferred income tax and social contribution	(1,500,036)	(2,145,950)
IR and CSL Compensation | Braskem S.A.
Assets
Deferred income tax and social contribution	(1,491,423)	(2,063,844)
Liabilities
Deferred income tax and social contribution	(1,491,423)	(2,063,844)
IR and CSL Compensation | Braskem Chile
Assets
Deferred income tax and social contribution	(251)	(135)
Liabilities
Deferred income tax and social contribution	(251)	(135)
IR and CSL Compensation | Cetrel
Assets
Deferred income tax and social contribution	(7,454)
Liabilities
Deferred income tax and social contribution	(7,454)
IR and CSL Compensation | DAC
Assets
Deferred income tax and social contribution	(908)
Liabilities
Deferred income tax and social contribution	R$ (908)
IR and CSL Compensation | Braskem Petroquímica
Assets
Deferred income tax and social contribution		(81,971)
Liabilities
Deferred income tax and social contribution		R$ (81,971)